ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ACQUISITIONS
ACQUISITIONS

NOTE 4: ACQUISITIONS

ATS and SESB acquisitions

On April 28, 2025, the Company entered into a stock purchase agreement with W4 Partners LLC (the “Seller”), for the purposes of acquiring from the Seller all of the issued and outstanding equity securities of Air Temp Service Co, Inc. (“ATS”) and Solar Energy Systems of Brevard, Inc (“SESB”) in exchange for the issuance of 2,200,000 shares of the Company’s common stock. Per the terms of the stock purchase agreement, if the Company was delisted from the NASDAQ exchange within 90 days of closing, the Company was required to issue an additional 2,700,000 shares of the Company’s common stock. The total fair value of the 4,900,000 shares of the Company’s common stock issued as consideration to the Seller was approximately $3,141,000, as determined using the closing share price on the date of agreement on April 28, 2025. Of the total purchase consideration of $3,141,000, $2,124,000 was allocated to ATS and $1,017,000 to SESB, with the allocation determined based on the relative annualized revenues of the two businesses.

ATS is engaged in the business of the maintenance, repair, installation and sale of residential and commercial heating and cooling systems and other products and related services and SESB is engaged in the business of the maintenance, repair, installation and sale of solar heating systems and related services. Prior to the closing of this acquisition, both ATS and SESB were customers in the Company’s Managed Solutions reporting segment.

CER acquisition

On April 25, 2025, ConnectM Technology Solutions Pvt. Ltd. (“ConnectM India” or “CMI”), a wholly owned subsidiary of the Company, acquired 100% of the equity shares of Cambridge Energy Resources Pvt. Ltd. (“CER”) and controlling interests in its two subsidiaries and one joint venture with equal control: (i) CER Microgrids Private Limited (“CER Microgrids”) (100%), (ii) CER Rooftop Private Limited (“CER Rooftop”) (55.64%), and (iii) CER Renewtech Private Limited (“CER Renewtech”) (50%).

This acquisition was executed under a court-supervised insolvency resolution plan approved by India’s National Company Law Tribunal (“NCLT”) under the Insolvency and Bankruptcy Code, resulted into a bargain purchase gain of approximately $2,487,000 which was reported in the accompanying Condensed Consolidated Statement of Operations and other comprehensive loss. Prior to acquisition, CER was under financial distress and undergoing insolvency proceedings. Under the NCLT-approved resolution plan:

1.	All outstanding equity shares of CER were cancelled, and ConnectM India became the sole legal and beneficial owner of CER as of the acquisition date.
2.	Certain liabilities were restructured and settled in accordance with the approved resolution plan.
3.	Control of operations, assets, and liabilities was transferred to ConnectM India at values established in the approved resolution plan.

ConnectM India committed to provide approximately $1,130,000 as a capital infusion in exchange for all of CER’s equity, of which approximately $381,200 had been funded as of June 30, 2025, with the remaining payments due on November 4, 2025. Pursuant to the court-approved resolution plan, these funds were used to settle approved creditor claims and to recapitalize CER.

CER expands the Company’s operating presence in India’s rooftop solar distributed energy (solar and battery) and telecommunications enterprise energy-management sectors. Consistent with the Company’s reporting in prior periods, the operations of CER are included within the Owned Service Network segment, reflecting the alignment of its products, services, and business model with the Company’s existing solar and battery platform.

CER provides enterprise infrastructure solutions, including the setup, operation, and maintenance of rooftop and ground-based mobile network towers, primarily serving the telecommunications sector. Through its subsidiaries, CER also delivers distributed energy solutions for telecommunications towers, including energy storage, backup power, and hybrid microgrid systems to ensure uninterrupted tower operations. CER Rooftop focuses on the installation and maintenance of rooftop towers for telecommunications providers, while CER Microgrids develops and operates battery storage and hybrid microgrid systems that complement the Company’s broader solar and battery offerings.

The Company estimated the provisional fair value of acquired assets and liabilities as of the effective time of the business combination based on information currently available and continues to adjust those estimates upon refinement of market participant assumptions for integrating businesses. As the Company finalizes the fair value of assets acquired and liabilities assumed, additional purchase price adjustments may be recorded during the measurement period, but no later than one year from the date of the Business Combination. The Company will reflect measurement period adjustments, if any, in the period in which the adjustments are recognized. Final determination of the fair values may result in further adjustments to the values presented in the following table.

Presented below is the provisional purchase price allocation for the acquisitions noted above.

	ATS	SESB	CER
Date of Acquisition(s)	April 28, 2025	April 28, 2025	April 25, 2025
Cash	$—	—	559,115
Accounts receivable	143,886	6,171	1,343,414
Prepaid expenses and other current assets	143,858	—	428,776
Property and equipment, net	86,670	—	2,720,468
Right-of-use asset – operating lease	113,231	—	—
Customer relationships	200,000	140,000	—
Trademark	160,000	82,000	—
Total assets acquired	847,645	228,171	5,051,773
Accounts payable	240,014	—	158,176
Accrued expenses and other current liabilities	138,508	8,118	1,119,487
Debt, net of debt discount	164,772	47,892	1,003,851
Contract liabilities	18,400	—	—
Operating lease liabilities	116,798	—	—
Deferred tax liability	—	—	54,234
Debt, net of current portion	183,155	—	—
Total liabilities assumed	861,647	56,010	2,335,748
Net assets acquired	$(14,002)	172,161	2,716,025

Goodwill	$2,612,975	817,705	—
Non-controlling interest	$—	—	228,520

The acquired accounts receivable were recorded at fair value, representing amounts that have subsequently been collected or are expected to be collected from customers. Property and equipment acquired primarily represent installation and service equipment located at CER and its subsidiaries. The fair value of acquired customer relationships was estimated using a discounted cash flow approach based on projected earnings attributable to these relationships, with expected useful lives of 15 and 11 years for ATS and SESB, respectively. The fair value of acquired trademarks was estimated using a relief-from-royalty method under the income approach, which measures the present value of expected royalty savings from continued use of the acquired brands, with expected useful lives of 10 years for both ATS and SESB. Goodwill of $2,612,975 was recognized in connection with the acquisition of ATS, and goodwill of $817,705 was recognized in connection with the acquisition of SESB. The goodwill primarily reflects the Company’s ability to generate synergies through the integration of these businesses, expand and deepen customer relationships, establish beachheads in strategic geographies, broaden service offerings, and realize operational efficiencies that are not separately recognized as identifiable intangible assets.

The results of these acquired entities are presented within the Company’s operating segments as follows:

●	CER – reported within the Owned Service Network segment. CER contributed approximately $80,000 of revenue from the acquisition date through September 30, 2025.
●	ATS – reported within the Owned Service Network segment. ATS contributed approximately $840,000 of revenue from the acquisition date through September 30, 2025.
●	SESB – reported within the Owned Service Network segment. SESB had $0 revenue from the acquisition date through September 30, 2025.

Revenues from these acquisitions from their respective acquisition dates through September 30, 2025 were not material to the Company’s consolidated results, and no new revenue recognition policies were required as a result of these acquisitions.

NOTE 6: BUSINESS COMBINATIONS

Delivery Circle

On August 5, 2024, the Company entered into a Membership Purchase Agreement (the “Purchase Agreement”) with an individual (“Seller”), for the purposes of acquiring from the Seller certain of the issued and outstanding equity securities of DeliveryCircle, LLC, (“DC”). DC is engaged in the business of providing dispatch and delivery services and related software.

Pursuant to the Purchase Agreement, ConnectM purchased from the Seller certain membership interests in DC, comprised of 842,157 Class A Units, 207,843 Class P Units and 3,063 Series A Units (the “Acquired Interests”), which account for forty-six percent (46.0%) of the equity interests and fifty-seven percent (57.0%) of the voting interests of DC. In addition, in connection with ConnectM’s acquisition of the Acquired Interests, ConnectM will have the right to appoint four out of the seven voting members to DC’s board of directors.

ConnectM purchased the Acquired Interests in exchange for $520,000 cash consideration plus contingent consideration. The contingent consideration is the lesser of a base amount, 20% of revenue growth from the previous year, or 37% of EBITDA for the current year, is paid annually in February of the subsequent calendar year for the prior fiscal year and is applicable to the years ended December 31, 2024 through 2031. The Company used a Monte Carlo simulation model to calculate the contingent consideration’s fair value of approximately $576,000 (see Note 15).

The fair value of the purchase consideration in the acquisition is as follows:

Cash	$520,000
Contingent consideration at fair value	575,690
Noncontrolling interest at fair value	1,287,320
$2,383,010

The following table summarizes the fair values of the assets acquired and liabilities assumed and noncontrolling interest at the date of acquisition:

Cash	$699,292
Accounts receivable	620,189
Prepaid expenses and other assets	41,284
Intangible assets	586,000
Accounts payable	(218,417)
Accrued expenses and other current liabilities	(135,789)
Total identifiable net assets	1,592,559
Goodwill	$790,451

After allocating the purchase price to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, the Company recorded goodwill of approximately $791,000. Goodwill largely consists of expected synergies to be realized from new ownership and is expected to not be deductible for income tax purposes. The identified intangible assets of DC’s consist of the following:

Identified intangible asset	Fair Value	Useful life
Customer relationships	$106,000	8 years
Developed technologies	400,000	5 years
Trade name	80,000	5 years
Fair value of identifiable intangible assets	$586,000

The identifiable intangible assets were valued using the income approach with the assistance of third-party appraisers. The income approach requires several judgements and assumptions, including growth rates, discount rates, customer attrition rates, expected levels of cash flows, and tax rate.

The Company recorded a payable for the cash consideration the date of closing and subsequently paid $350,000 in December 2024. As of December 31, 2024, the unpaid cash consideration payable totaled $170,000 and is included as a component of accounts payable on the accompanying consolidated balance sheets.

In January 2025, the Company entered into a promissory note (the “January 2025 Note”) with the individual from whom the Company acquired a business from in August 2024 which converts the unpaid cash consideration of $170,000 and accrued interest of approximately $6,000 from accounts payable to a sellers note that matures on June 30, 2025. The unpaid balance of the principal amount bears interest at a rate of 14.0% per annum, except in the event of a default when interest increases to 19.0% per annum. An event of default is to have occurred if the unpaid principal and accrued interest thereon is not paid in full prior to the maturity date, if the Company makes an assignment for the benefit of creditors, or if the Company files for bankruptcy or another similar proceeding. As of June 30, 2025, the original principal of approximately $176,000 and accrued and unpaid interest of approximately $14,000 remained outstanding.

In July 2025, the Company entered into the first amendment to the January 2025 Note (the “Amended January 2025 Note”), under which the Company is required to pay the lender approximately $26,000 towards the principal, approximately $14,000 of accrued interest, and the lender’s legal fees of approximately $3,000. The Amended January 2025 Note extended the maturity date from June 30, 2025 to August 8, 2025 and increased the interest rate to 18.0% effective July 1, 2025.

In August 2025, the Company entered into a Second Amendment to the January 2025 Note (the “Second Amended January 2025 Note”), which extended the maturity date from August 8, 2025 to September 30, 2025 and required payment of an approximately $10,000 forbearance fee to the lender. These seller notes extensions were accounted for as debt modifications under ASC 470.

On October 21, 2025, the Company fully repaid the note with a payment of $153,126, consisting of $149,790 in principal and $3,336 in accrued interest. Following this payment, the note was retired in full and all related obligations were satisfied.

Green Energy Gains

On October 9, 2024, ConnectM entered into a purchase agreement with the owners of Green Energy Gains (“GEG”), whereby the Company has acquired all of the issued and outstanding capital stock of GEG in exchange for the issuance of 160,000 shares of the Company common stock with a fair value of $161,440 as determined using the closing share price on the date of issuance. As of acquisition date, one of the indirect owners of GEG was also the related party investor of the Company (see Note 18). GEG provides home energy assessments and modeling services that identify weatherization opportunities to reduce a home’s utility costs. The acquisition of GEG is expected to expand the Company’s customer base for its other products and services after no cost GEG home energy assessments are completed.

Prior to the acquisition, GEG was a customer in the Company’s managed services reporting segment. In connection with the acquisition, the pre-existing obligations owed to the Company from GEG were settled and total consideration was increased accordingly. The fair value of the purchase consideration in the acquisition is as follows:

Fair value of shares of the Company’s common stock issued	$161,440
Settlement of note receivable from GEG	99,636
Settlement of accounts receivable from GEG	115,854
$376,930

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$18,680
Accounts receivable	17,367
Property and equipment	35,651
Intangible assets	97,790
Accounts payable	(29,168)
Accrued expenses and other current liabilities	(22,736)
Total identifiable net assets	117,583
Goodwill	$259,347

After allocating the purchase price to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, the Company recorded goodwill of approximately $259,000. Goodwill largely consists of expected synergies to be realized from new ownership and is expected to not be deductible for income tax purposes. The identified intangible assets of GEG’s consist of the following:

Identified intangible asset	Fair Value	Useful life
Customer relationships	$35,180	15 years
Acquired technologies	40,530	5 years
Trade name	22,080	4 years
Total fair value of identifiable intangible assets	$97,790

The identifiable intangible assets were valued using the income approach with the assistance of third-party appraisers. The income approach requires several judgements and assumptions, including growth rates, discount rates, customer attrition rates, expected levels of cash flows, and tax rate (see Note 15).

ConnectM acquired 60% of Green Energy Gains by issuing 88,000 common shares at fair market value of $1 per share to Srimulli Renewables LLC and 40% by issuing 72,000 common shares at fair market value of $1 per share to Greg Kendall. The two members of Srimulli Renewables LLC are also ConnectM shareholders, each holding more than 4.9% of total shares outstanding.